Other Income (Expense)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income (Expense)

3. Other Income (Expense)

Other income (expense) includes foreign currency transaction gains or losses, which result from changes in exchange rates between the designated functional currency and the currency in which a transaction is denominated as well as gains and losses on derivative instruments that are not designated as cash flow hedges and ineffectiveness on derivatives designated as cash flow hedges. During the three months ended March 28, 2014 and March 29, 2013, the Company recorded other expense of $97.7 million and $52.7 million, respectively. For the three months ended March 28, 2014, other expense was primarily attributable to $83.1 million related to a Venezuela currency devaluation and $14.6 million related to losses on derivative instruments that were not designated as cash flow hedges. For the three months ended March 29, 2013, other expense was primarily attributable to $40.9 million related to a Venezuela currency devaluation, $10.1 million related to losses on derivative instruments that were not designated as cash flow hedges and other expense of $1.7 million related to foreign currency transactions.

Refer to Note 21—Venezuelan Operations for more information related to recent developments regarding the Company’s Venezuelan operations.

4. Other Income (Expense)

Other income and expense primarily includes foreign currency transaction gains or losses, which result from changes in exchange rates between the designated functional currency and the currency in which a transaction is denominated as well as gains and losses on derivative instruments that are not designated as cash flow hedges. During 2013, 2012 and 2011, the Company recorded a $66.7 million loss, $2.9 million loss and a $31.7 million loss, respectively. For 2013, other expense was primarily attributable to $40.9 million related to the Venezuela currency devaluation, $3.9 million of foreign currency transaction losses which resulted from changes in exchange rates in the various regions in which the Company operates which include $17.0 million in foreign exchange gains related to copper imports in Venezuela that were approved at the 4.30 BsF per U.S. dollar rate prior to currency devaluation on February 13, 2013, and losses of $21.9 million on derivative instruments which were not designated as cash flow hedges and ineffectiveness on derivatives designated as cash flow hedges. For 2012, other expense was primarily attributable to $4.5 million of foreign currency transaction losses which resulted from changes in exchange rates in the various countries in which the Company operates and gains of $1.6 million on derivative instruments that were not designated as cash flow hedges and ineffectiveness on derivatives designated as cash flow hedges. For 2011, other expense was primarily attributable to the $24.4 million attributable to foreign currency transaction losses which resulted from changes in exchange rates in the various countries in which the Company operates and losses of $6.1 million on derivative instruments which were not designated as cash flow hedges and ineffectiveness on derivatives designated as cash flow hedges.

On February 13, 2013 the Venezuelan government announced the devaluation of its currency from 4.30 BsF per U.S. dollar to 6.30 BsF per U.S. dollar. Due to the impact of the devaluation of its currency by the Venezuelan government, the Company recorded a pre-tax charge of $40.9 million in the first quarter of 2013 primarily related to the remeasurement of the local balance sheet on the date of the devaluation at the 6.30 BsF per U.S. dollar rate. The functional currency of the Company’s subsidiary in Venezuela is the U.S. dollar. In the year ended December 31, 2013, Venezuela recorded foreign currency transaction gains of $17.0 million which resulted from copper imports in Venezuela that were approved at the 4.30 BsF per U.S. dollar rate prior to currency devaluation on February 13, 2013.